31 Other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income Expenses Net
Other operating income, net	R$ 70,288	R$ 75,667	R$ 93,089
Other operating expenses	37,368	(94,415)	(64,498)
Other operating income (expenses), net	R$ 107,656	R$ (18,748)	R$ 28,591